Related Party Transactions - Summary of Various Components of Parent Company Debt Facilities Represents Related Party Balances Outstanding (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Related-party balances outstanding	$ 32,826
Privateer [Member]
Related Party Transaction [Line Items]
Related-party balances outstanding	32,826
Privateer Holdings Credit Facility [Member] | Privateer [Member]
Related Party Transaction [Line Items]
Related-party balances outstanding	24,700
Privateer Holdings Construction Facility [Member] | Privateer [Member]
Related Party Transaction [Line Items]
Related-party balances outstanding	6,395
Privateer Holdings Start Up Loans [Member]
Related Party Transaction [Line Items]
Related-party balances outstanding	1,731
Privateer Holdings Start Up Loans [Member] | Privateer [Member]
Related Party Transaction [Line Items]
Related-party balances outstanding	$ 1,731